    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 1, 2012

                                                             FILE NO. 333-101932

                                                                       811-04972

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

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PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 25                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 447                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

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                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on November   , 2012 pursuant to paragraph (b) of Rule 485
/X/    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 25, by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 333-101932), as filed on April 23, 2012.

A Supplement to the Prospectus, dated November [    ], 2012, is included in Part
A of this Post-Effective Amendment.

                                     PART A

                      SUPPLEMENT DATED [            ] 2012

                         ENHANCED SURRENDER VALUE OFFER
        FOR ELIGIBLE CONTRACTS WITH THE LIFETIME INCOME BUILDER II RIDER

For a limited time, the Company will make an Enhanced Surrender Value Offer to Eligible Contract Owners who have the Lifetime Income Builder II optional guaranteed minimum withdrawal benefit rider.

If you are eligible for the Enhanced Surrender Value Offer, the Company will notify you in writing. If you accept the Enhanced Surrender Value Offer, you will FULLY SURRENDER your Contract and all riders, including the Lifetime Income Builder II rider and any guaranteed living or Death Benefits will terminate. In return, we will pay you the Enhanced Surrender Value, which may be an additional, enhanced amount above the Contract's current Surrender Value.

You are not required to accept the Enhanced Surrender Value Offer and you do not need to take any action if you do not accept the Enhanced Surrender Value Offer. You are encouraged to discuss this offer with your Registered Representative, tax adviser and/or your financial adviser to determine if this offer is suitable for your particular circumstances and needs. THIS ENHANCED SURRENDER VALUE OFFER IS NOT INTENDED FOR ALL CONTRACT OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST.

We are making this offer because high market volatility, declines in the equity markets and the low interest rate environment make continuing to provide the Lifetime Income Builder II rider costly to us. We believe this Enhanced Surrender Value Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and Lifetime Income Benefit II rider. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for the guarantees offered in the Contract and rider(s). You would benefit because you would receive an increase in your Contract's Surrender Value and your fees would cease.

WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Enhanced Surrender Value Offer is available to Contract Owners who meet ALL of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners":

- You must own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company as of the date you accept the Enhanced Surrender Value Offer:

       -   The Director M

       -   The Director M Access

       -   The Director M Edge

       -   The Director M Plus

       -   The Director M Outlook

       -   Hartford Leaders Series III

       -   Hartford Leaders Access Series III

       -   Hartford Leaders Edge Series III

       -   Hartford Leaders Plus Series III

       -   Hartford Leaders Outlook Series III

- You must have elected and currently maintain the Hartford's Lifetime Income Builder II rider.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract.

- You must not be receiving Lifetime Benefit Payments under the Lifetime Income Builder II where your Contract Value has been reduced to below our minimum Contract Value.

- You must not have submitted additional premium payments after the date of this supplement unless the payment was made under our InvestEase Program.

- Your state must have approved the Enhanced Surrender Value Offer contract rider.

-   You must be a customer of a Financial Intermediary.

- We must receive a signed acknowledgement and liquidation request in good order at our Administrative Offices accepting the Enhanced Surrender Value Offer before the expiration of the Enhanced Surrender Value Offer. If there is a Joint Contract Owner, both Owners must sign both forms. IF WE DO NOT RECEIVE A COMPLETE ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.

YOU MAY CALL US AT 1 800 862-6668 TO CONFIRM WHETHER OR NOT YOU ARE AN ELIGIBLE CONTRACT OWNER.

HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Enhanced Surrender Value Offer, you will Surrender your Contract, Lifetime Income Builder II rider and any other rider associated with your Contract and they will terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

    (a) Contract Value on the full Surrender date. Any applicable fees upon Surrender will be waived; or

    (b) Contract Value on the full Surrender date plus 20% of Payment Base subject to a cap of 90% of Payment Base.

We will determine your Payment Base as of the date of this supplement. The cap will only be adjusted for any partial Surrenders taken prior to our receipt of your signed acknowledgement and full Surrender request. No automatic Payment Base increases will apply during this period if you accept this offer. We will calculate your Enhanced Surrender Value as of the Valuation Date after receipt of your properly completed acknowledgement and full Surrender request and any other administrative forms required. Please see Examples 1-3 below for an illustration of the Enhanced Surrender Value amount calculation.

YOU MAY CALL US AT 1 800 862-6668 TO DETERMINE YOUR CURRENT ENHANCED SURRENDER VALUE. YOUR SURRENDER VALUE USED IN COMPUTING THIS AMOUNT FLUCTUATES ON A DAILY BASIS AND YOUR ENHANCED SURRENDER VALUE MAY BE DIFFERENT ON THE DATE OF SURRENDER.

HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?

- WE MUST RECEIVE YOUR SIGNED ACKNOWLEDGEMENT AND FULL SURRENDER REQUEST IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.

- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be permitted. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.

- After we receive your signed acknowledgement and liquidation request in good order at our Administrative Offices, we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.

-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE OFFER WITH YOUR REGISTERED REPRESENTATIVE TO BE SURE THAT THE ENHANCED SURRENDER VALUE OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.

- You and your Registered Representative, tax adviser and/or financial adviser must consider whether accepting the Enhanced Surrender Value Offer amount is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and Death Benefit protection provided under the Lifetime Income Builder II rider, and any benefits provided under other riders you may own.

- A full Surrender of your Contract may be taxable to you. You are urged to review this offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.

- In your evaluation of the Enhanced Surrender Value Offer, you should consult with your Registered Representative, your tax adviser, financial adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the Lifetime Income Benefit II rider and/or the Death Benefit provided by your Contract.

- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY BE EQUAL TO -- OR NOT SIGNIFICANTLY DIFFERENT FROM -- YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL BENEFIT TO YOU.

- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There will be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.

- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIFETIME INCOME BUILDER II RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.

ENHANCED SURRENDER VALUE OFFER EXAMPLES:

EXAMPLE 1

Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $54,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $74,000, $20,000 higher than the Contract Value of $54,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 2

Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $72,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $18,000 higher than the Contract Value of $72,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 3

Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value including the $4,800 withdrawals decreases to $56,500 on the date the offer is accepted. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $20,000 higher than the Contract Value of $56,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

The Enhanced Surrender Value Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program may be suspended without notice and different and/or more favorable programs may be offered to other Contract Owners in the future. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

HV-7404

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a)  Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b)  Form of Dealer Agreement.(4)
       (4)    (a)  Form of Individual Flexible Premium Variable Annuity
                   Contract.(5)
       (4)    (b)  MAV / MAV Plus(6)
       (4)    (c)  Principal First(6)
       (4)    (d)  Principal First Preferred(6)
       (4)    (e)  Lifetime Income Foundation Rider (Single)(6)
       (4)    (f)  Lifetime Income Foundation Rider (Joint Life / Single)(6)
       (4)    (g)  Lifetime Income Builder II Rider (Single)(6)
       (4)    (h)  Lifetime Income Builder II Rider (Joint Life / Spousal)(6)
       (4)    (i)  Unified Benefit Rider(6)
       (4)    (j)  The Hartford's Lifetime Income Builder Selects Rider
                   (Single)(6)
       (4)    (k)  The Hartford's Lifetime Income Builder Selects Rider (Joint
                   Life / Spousal)(6)
       (4)    (l)  The Hartford's Lifetime Income Builder Portfolios Rider
                   (Single)(6)
       (4)    (m)  The Hartford's Lifetime Income Builder Portfolios Rider
                   (Joint Life / Spousal)(6)
       (5)    Form of Application.(5)
       (6)    (a)  Certificate of Incorporation of Hartford.(2)
       (6)    (b)  Bylaws of Hartford.(2)
       (7)    Reinsurance Agreements and Amendments
              (a)  Transamerica Financial Life Insurance Company(6)
              (b)  ACE Tempest Life Reinsurance Ltd. (October 1, 2002)(6)
              (c)  ACE Tempest Life Reinsurance Ltd. (June 2, 2003)(6)
              (d)  ACE Tempest Life Reinsurance Ltd. (April 1, 2004)(6)
              (e)  Swiss Re Life & Health America, Inc. (HL)(6)
              (f)  Swiss Re Life & Health America, Inc. (HLA)(6)
       (8)    Fund Participation Agreements and Amendments
              (a)  AIM Variable Insurance Funds(6)
              (b)  American Funds Insurance Series(6)
              (c)  Franklin Templeton Variable Insurance Products Trust(6)
              (d)  Hartford Series Fund, Inc.(6)
              (e)  MFS Variable Insurance Trust(6)
              (f)  JPMorgan Insurance Trust(6)
              (g)  Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(7)
              (h)  Guarantee between Hartford Life Insurance Company and ITT
                   Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(7)
              (i)  Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(7)
              (j)  Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
              (k)  Capital Maintenance Agreement by and between Hartford Life
                   Insurance Company and Hartford Life, Inc. dated March 12, 2001.(7)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel to be
              filed by Amendment.
       (10)   Consent of Deloitte & Touche LLP to be filed by Amendment.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-70153, filed on April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564, filed February 9, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 33-73570, dated May 1, 1996.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(6) Incorporated by reference to Post Effective Amendment No. 24, to the Registration Statement File No. 333-101932, filed on April 23, 2012.

(7) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (2)            Vice President
David A. Bulin                      Vice President
Michelle L. Buswell (3)             Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain (3)               Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (4)                Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
Joseph G. Eck (5)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (6)                Vice President
Richard D. Fergesen (7)             Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
J. Bradford Galiney                 Vice President
John W. Gallant                     Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr. (1)           Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (2)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Andrew Hersey                       Vice President
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (8)                Actuary, Vice President
Jeannie M. Iannello (9)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Kristine J. Kelliher (1)            Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (3)              Vice President
Brian P. Laubacker (10)             Vice President/Regional Sales
Michael LeBoeuf                     Vice President
Christopher M. Lewis (2)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun (1)                Vice President
Patrick H. McEvoy (7)               Senior Vice President
William P. Meaney(2)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Harry S. Monti, Jr. (3)             Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland (2)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini (1)                Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Beverly L. Rohlik (9)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President Chief Accounting Officer, Chief Financial Officer
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (2)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Kenneth J. Somers                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott D. Witter (3)                 Vice President
Jane Wolak (3)                      Senior Vice President
James M. Yanosy (1)                 Senior Vice President

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Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 55 Farmington Avenue, Hartford, CT 06105

(3)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(4)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(5)  Address: 100 High Street, Boston, MA 02110-2301

(6)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(7)  Address: 7755 3rd Street North, Oakdale, MN 55128

(8)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(9)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(10) Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 2012, there were 76,819 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena                    Executive Vice President/Business Line Principal and Director
Diana Benken                    Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)         Vice President
Stuart M. Carlisle              Vice President
Jared A. Collins (2)            Vice President
Christopher S. Conner (3)       AML Compliance Officer and Chief Compliance Officer
James Davey                     Director
Kathleen E. Jorens (4)          Vice President, Assistant Treasurer
Vernon Meyer                    Senior Vice President
Robert W. Paiano (4)            Senior Vice President, Treasurer
Sharon A. Ritchey               President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                  Secretary
Martin A. Swanson               Vice President/Marketing
Diane E. Tatelman               Vice President
Eamon J. Twomey                 Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

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(1)  Address: One Griffin Road North, Windsor, CT 06095-1512

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of November, 2012.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    /s/ Beth A. Bombara*                 *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                               *By:     /s/ Lisa Proch
                                                                  ---------------------------------------------
Peter F. Sannizarro, Senior Vice President, Chief                 Lisa Proch
 Accounting Officer, Chief Financial Officer                      Attorney-in-Fact
                                                         Date:    November 1, 2012

333-101932

                                 EXHIBIT INDEX

     (99)  Copy of Power of Attorney.